SUBSEQUENT EVENTS (Details Textual) (USD $)	5 Months Ended	9 Months Ended		9 Months Ended		8 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Cash Dividend One [Member]	Dec. 31, 2012 Subsequent Event [Member] Cash Dividend Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Preferred Stock [Member]
Subsequent Event, Date						Jan. 30, 2013	Feb. 15, 2013	Jan. 22, 2013
Stock Issued During Period, Shares, New Issues (in shares)				100				100
Preferred Stock, Dividend Rate, Percentage				12.50%				12.50%
Stock Issued During Period Offer Price New Issues (in dollars per share)				$ 1,000				$ 1,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 0	$ 10,041		$ 67,500				$ 67,500
Payments of Stock Issuance Costs								50,000
Dividends Payable		$ 0	$ 220,833	$ 7,311,903	$ 1,161,672	$ 220,833	$ 219,950
Cash Dividend Per Share (in dollars per share)				$ 1.28	$ 0.043827	$ 0.00833	$ 0.0083